Related party transactions (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Accounts payable to related party	$ 0	$ 41
Expenses from related party transactions	0	794
Officer [Member]
Related Party Transaction [Line Items]
Accounts payable to related party	66	16
Expenses from related party transactions	174	14
Accounting Firm [Member]
Related Party Transaction [Line Items]
Accounts payable to related party	25	12
Expenses from related party transactions	$ 91	$ 23